Weighted Average Assumptions Used in Determining Net Periodic Cost (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Expected return on plan assets	7.50%	8.00%
Pension
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	5.00%	5.75%	6.25%
Expected return on plan assets	7.50%	8.00%	8.50%
Rate of compensation increases	3.00%	3.00%	4.00%
Health Care And Life
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	5.00%	5.75%	6.25%
Expected return on plan assets	7.00%	6.00%	8.25%